Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Total Revenues by Geographic Regions

	For the Years Ended December 31,
Total Revenues by Geographical Region	2011	2010	2009
United States	$101,189,399	$42,223,225	$18,270,531
The Netherlands	6,218,034	8,843,899	10,428,418
Other	1,574,155	2,101,889	2,677,867

	$108,981,588	$53,169,013	$31,376,816

Schedule of Total Assets by Geographic Regions

	As of December 31,
Total Assets by Geographical Region	2011	2010
United States	$104,919,955	$64,860,527
Mexico	4,912,973	2,054,782
The Netherlands	2,648,464	4,675,136
Other	2,169,116	902,918

	$114,650,508	$72,493,363